[FIRST INVESTORS LOGO] FIRST INVESTORS

BLUE CHIP FUND

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus is
JANUARY 26,2001

[FIRST INVESTORS LOGO] FIRST INVESTORS

CONTENTS

OVERVIEW OF THE BLUE CHIP FUND
What is the Blue Chip Fund?..........................................4
     Objective.......................................................4
     Primary Investment Strategies...................................4
     Primary Risks...................................................4
Who should consider buying the Blue Chip Fund?.......................4
How has the Blue Chip Fund performed?................................5
What are the fees and expenses of the Blue Chip Fund?................6

THE BLUE CHIP FUND IN DETAIL
What are the Blue Chip Fund's objective, principal
investment strategies and principal risks?...........................8
Who manages the Blue Chip Fund?......................................9

BUYING AND SELLING SHARES
How and when does the Fund price its shares?........................10
How do I buy  shares?...............................................10
Which class of shares is best for me?...............................11
How do I sell shares?...............................................13
Can I exchange my shares for the shares of other
First Investors Funds?..............................................13

ACCOUNT POLICIES
What about dividends and capital gain distributions?................14
What about taxes?...................................................14
How do I obtain a complete explanation of all account
privileges and policies?............................................15

FINANCIAL HIGHLIGHTS  ............................................. 15

OVERVIEW OF THE BLUE CHIP FUND

WHAT IS THE
BLUE CHIP FUND?

OBJECTIVE:

The Fund seeks high total investment return consistent with the preservation of capital.

PRIMARY INVESTMENT
STRATEGIES:

The Fund primarily invests in the common stocks of large, well-established companies that are in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index"). These are defined by the Fund as "Blue Chip" stocks. The Fund selects stocks that it believes will have earnings growth in excess of the average company in the S&P 500 Index. While the Fund attempts to diversify its investments so that its weightings in different industries are similar to those of the S&P 500 Index, it is not an index fund and therefore will not necessarily mirror the S&P 500 Index. The Fund generally stays fully invested in stocks under all market conditions. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

PRIMARY RISKS:

While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. This is known as market risk. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE BLUE CHIP FUND?

The Blue Chip Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o   Are seeking growth of capital,
o   Are willing to accept a moderate degree of market volatility, and
o   Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Blue Chip Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE BLUE CHIP FUND PERFORMED?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last 10 calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown. Average annual returns assume reinvestment of dividends and distributions, if any.

--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]

27.52%  6.56%  7.77%  -3.02%   34.01%  20.55%  26.05%  18.10%  24.73%   -6.04%

1991    1992   1993    1994    1995    1996    1997    1998    1999      2000

During the periods shown, the highest quarterly return was 19.96% (for the quarter ended December 31, 1998) and the lowest quarterly return was -12.90% (for the quarter ended September 30, 1998). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
--------------------------------------------------------------------------------

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the S&P 500 Index. This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The S&P 500 Index does not take into account fees and expenses that an investor would incur in holding the securities in the S&P 500 Index. If it did so, the returns would be lower than those shown.

--------------------------------------------------------------------------------
                                                         Inception
                    1 Year*    5 Years*    10 Years*   Class B Shares
                                                         (1/12/95)

Class A Shares     -11.91%      14.54%      14.14%           N/A
--------------------------------------------------------------------------------
Class A Shares     -10.43%      14.99%        N/A          18.01%
--------------------------------------------------------------------------------
S&P 500 Index       -9.11%      18.15%      17.43%         21.31%
--------------------------------------------------------------------------------
*THE ANNUAL RETURNS ARE BASED ON CALENDAR YEARS.

WHAT ARE THE FEES AND EXPENSES OF THE BLUE CHIP FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    CLASS A SHARES    CLASS B SHARES
---------------------------------------------------------------------------------------------

Maximum  sales charge (load) imposed on purchases
(as a percentage of offering price)                            6.25%              None
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                                     None*              4.0%**
---------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED
WITHOUT A SALES CHARGE.
**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR.  CLASS B SHARES AFTER 8 YEARS.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FORM FUND ASSETS)

---------------------------------------------------------------------------------------------------------------------
                                        Distribution                       Total
                                         and Service                    Annual Fund         Fee          Net
                        Management         (12b-1)          Other        Operating         Waiver      Expenses
                        Fees (1)            Fees(2)        Expenses     Expenses (3)        (1)          (3)
                 ----------------------------------------------------------------------------------------------------

Class A Shares          0.81%              0.30%           0.23%          1.34%             0.07%        1.27%
                 ----------------------------------------------------------------------------------------------------
Class B Shares          0.81%              1.00%           0.23%          2.04%             0.07%        1.97%

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE BLUE CHIP FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2001.

(2) BECAUSE THE FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

(3) THE FUND HAS AN  EXPENSE  OFFSET  ARRANGEMENT  THAT MAY  REDUCE  THE  FUND'S
CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                  ONE YEAR     THREE YEARS   FIVE YEARS   TEN YEARS

If you redeem your shares:
-------------------------------------------------------------------------------------
Class A Shares                     $746          $1,017        $1,307       $2,131
-------------------------------------------------------------------------------------
Class B Shares                     $600            $993        $1,292       $2,184*
-------------------------------------------------------------------------------------
If you do not redeem your shares:
-------------------------------------------------------------------------------------
Class A Shares                     $746          $1,017        $1,307       $2,131
-------------------------------------------------------------------------------------
Class B Shares                     $200            $633        $1,092       $2,184*
-------------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE BLUE CHIP FUND IN DETAIL

WHAT ARE THE BLUE CHIP FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

OBJECTIVE:

The Fund seeks high total investment return consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests at least 65% of its total assets in common stocks of large, well-established companies that are in the S&P 500 Index. These are defined by the Fund as "Blue Chip" stocks. The S&P 500 Index consists of both U.S. and foreign corporations. The Fund's investments in stocks of foreign companies are generally limited to those which are denominated in U.S. dollars and listed and traded on a U.S. securities exchange or the NASDAQ, either directly or through depository receipts.

The Fund uses fundamental research to select stocks of companies with strong balance sheets, relatively consistent records of achievement, and potential earnings growth that is greater than that of the average company in the S&P 500 Index. The Fund attempts to stay broadly diversified and sector neutral relative to the S&P 500 Index, but it may emphasize certain industry sectors based on economic and market conditions. The Fund intends to remain relatively fully invested in stocks under all market conditions rather than attempt to time the market by maintaining large cash or fixed income securities positions when market declines are anticipated.

The Fund usually will sell a stock when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or it falls short of the Fund's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Blue Chip Fund:

MARKET RISK:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value. Moreover, Blue Chip stocks increasingly include stocks of technology companies which may fluctuate substantially in price.

FOREIGN INVESTMENT RISK:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

OTHER RISKS:

While the Fund generally attempts to remain sector-neutral relative to the S&P 500 Index, it is not an index fund. The Fund may hold securities other than those in the S&P 500 Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

WHO MANAGES
THE BLUE CHIP FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. It served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.9 billion, as of January 12, 2001. FIMCO is responsible for supervising all aspects of the Fund's operations. For the fiscal year ended September 30, 2000, FIMCO received advisory fees of 0.74% of the Fund's average daily net assets, net of waiver.

Dennis T. Fitzpatrick serves as Portfolio Manager of the Fund. Mr. Fitzpatrick also manages other Funds. Prior to October 2000, he was the Co-Portfolio Manager of each of these Funds. Mr. Fitzpatrick has been a member of FIMCO's investment management team since 1995. During 1995, Mr. Fitzpatrick was a Regional Surety Manager at United States Fidelity & Guaranty Co. From 1988 to 1995, he was Northeast Surety Manager at American International Group.

BUYING AND SELLING SHARES

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000 to open a non-retirement Fund account. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                 CLASS A SHARES
--------------------------------------------------------------------------------
                                         SALES CHARGE AS A PERCENTAGE OF
    YOUR INVESTMENT                  OFFERING PRICE      NET AMOUNT INVESTED
--------------------------------------------------------------------------------
       Less than $25,000             6.25%                      6.67%
--------------------------------------------------------------------------------
       $25,000 - $49,999             5.75                       6.10
--------------------------------------------------------------------------------
       $50,000 - $99,999             5.50                       5.82
--------------------------------------------------------------------------------
       $100,000 - $249,999           4.50                       4.71
--------------------------------------------------------------------------------
       $250,000 - $499,999            3.50                      3.63
--------------------------------------------------------------------------------
       $500,000 - $999,999            2.50                      2.56
--------------------------------------------------------------------------------
       $1,000,000 or more              0*                        0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                 CLASS B SHARES
--------------------------------------------------------------------------------
YEAR OF REDEMPTION              CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                         OR NAV AT REDEMPTION
Within the 1st or 2nd year                          4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                          3
--------------------------------------------------------------------------------
In the 5th year                                     2
--------------------------------------------------------------------------------
In the 6th year                                     1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                    0
--------------------------------------------------------------------------------

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by:

o   Contacting your Representative who will place a redemption order for you;

o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

o Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE
MY SHARES FOR THE SHARES OF OTHER
FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

ACCOUNT POLICIES

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that the Fund has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


BLUE CHIP FUND

PER SHARE DATA
                                INCOME FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS FROM
----------------------------------------------------------------------------------------------------------------------------------
          NET ASSET                       NET REALIZED                                                                 NET ASSET
           VALUE AT      NET INVESTMENT   AND UNREALIZED   TOTAL FROM     NET             NET                           VALUE AT
          BEGINNING      INCOME           GAIN (LOSS) ON   INVESTMENT     INVESTMENT    REALIZED       TOTAL              END OF
          OF PERIOD       (LOSS)          INVESTMENTS      OPERATIONS     INCOME         GAINS      DISTRIBUTIONS         PERIOD


CLASS A

1995(h)    $13.46        $  .19            $4.37             $4.56          $.20          $.60          $.80              $17.22

1996(h)     17.22           .14             3.39              3.53           .17          1.11          1.28               19.47

1997(h)     19.47           .09             4.98              5.07           .08          1.62          1.70               22.84

1998(a)     22.84           .04             (.39)             (.35)          .03            --           .03               22.46

1999(f)     22.46           ---             5.46              5.46           .02           .75           .77               27.15

2000(f)     27.15          (.09)            5.68              5.59            --          1.65          1.65               31.09


CLASS B


1995(b)    $13.51          $.10            $4.31             $4.41          $.16          $.60          $.76              $17.16

1996(h)     17.16           .06             3.32              3.38           .06          1.11          1.17               19.37

1997(h)     19.37          (.03)            4.91              4.88            --          1.62          1.62               22.63

1998(a)     22.63          (.06)            (.42)             (.48)           --            --            --               22.15

1999(f)     22.15          (.14)            5.35              5.21            --           .75           .75               26.61

2000(f)     26.61          (.25)            5.50              5.25            --          1.65          1.65               30.21
----------------------------------------------------------------------------------------------------------------------------------

+   ANNUALIZED.
++  NET OF EXPENSES  WAIVED OR ASSUMED BY THE  INVESTMENT  ADVISOR.
*   CALCULATED WITHOUT SALES CHARGES.
(A) FOR THE PERIOD JANUARY 1, 1998 TO SEPTEMBER 30, 1998.
(B) FOR THE PERIOD JANUARY 12, 1995 (DATE CLASS B SHARES FIRST OFFERED) TO DECEMBER 31, 1995.
(F) FOR THE FISCAL YEAR ENDED SEPTEMBER 30.
(H) FOR THE CALENDAR YEAR ENDED DECEMBER 31.


BLUE CHIP FUND


          TOTAL      RATIOS/SUPPLEMENTAL DATA
          RETURN
---------------------------------------------------------------------------------------------------------------------------------
                                      RATIO TO AVERAGE NET ASSETS++  RATIO TO AVERAGE NET ASSETS
                                                                           BEFORE EXPENSES
                                                                          WAIVED OR ASSUMED

                                                    NET                                 NET         PORTFOLIO
          TOTAL      NET ASSETS AT               INVESTMENT                         INVESTMENT      TURNOVER
          RETURN*    END OF PERIOD    EXPENSES    INCOME             EXPENSES        INCOME           RATE
           (%)       (IN MILLIONS)      (%)         (%)                (%)             (%)             (%)


CLASS A
1995(h)     34.01        170            1.49       1.23                1.74            .98              25

1996(h)     20.55        240            1.44        .78                1.67            .55              45

1997(h)     26.05        351            1.39        .40                1.64            .15              63

1998(a)     (1.55)       368            1.37+       .23+               1.47+           .13+             71

1999(f)     24.88        471            1.32        .01                1.41           (.08)             97

2000(f)     21.49        615            1.27       (.31)               1.34           (.38)            125


CLASS B

1995(b)     32.76        $ 5            2.20+       .52+                 2.46+           .26+             25

1996(h)     19.71         17            2.22         --                  2.37           (.16)            45

1997(h)     25.19         37            2.09       (.30)                 2.34           (.55)            63

1998(a)     (2.12)        47            2.07+      (.47)+                2.17+          (.57)+           71

1999(f)     24.07         70            2.02       (.69)                 2.11           (.78)            97

2000(f)     20.60        105            1.97      (1.01)                 2.04          (1.08)           125

[FIRST INVESTORS LOGO] FIRST INVESTORS
BLUE CHIP FUND

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL  REPORTS:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of Fund shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE: 1-800-423-4026

You can review and copy information about the Fund for a fee (including the Fund's reports, Shareholder Manual and SAI) at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. You can also send your request and a duplicating fee to the Public Reference Room of the SEC, Washington, DC 20549-6009. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet website at http://www.sec.gov.

(INVESTMENT  COMPANY ACT FILE NO. FIRST  INVESTORS  BLUE CHIP
FUND 811-5690)

[GRAPHIC] FIRST INVESTORS


SPECIAL SITUATIONS FUND


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus is
JANUARY 26, 2001

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

[GRAPHIC] First Investors


Contents

OVERVIEW OF THE SPECIAL SITUATIONS FUND
What is the Special Situations Fund?.................................4
     Objective.......................................................4
     Primary Investment Strategies...................................4
     Primary Risks...................................................4
Who should consider buying the Special
Situations Fund?.....................................................4
How has the Special Situations Fund performed?.......................5
What are the fees and expenses of the Special
Situations Fund?.....................................................6

THE SPECIAL SITUATIONS FUND IN DETAIL
What are the Special Situations Fund's objective,
principal investment strategies and principal risks?.................8
Who manages the Special Situations Fund?.............................9

BUYING AND SELLING SHARES
How and when does the Fund price its shares?........................10
How do I buy shares?................................................10
Which class of shares is best for me?...............................11
How do I sell shares?...............................................13
Can I exchange my shares for the shares of other
First Investors Funds?..............................................13

ACCOUNT POLICIES
What about dividends and capital gain distributions?................14
What about taxes?...................................................14
How do I obtain a complete explanation of all
account privileges and policies?....................................15

FINANCIAL HIGHLIGHTS    ............................................15

OVERVIEW OF THE SPECIAL SITUATIONS FUND

WHAT IS THE SPECIAL SITUATIONS FUND?

Objective:

The Fund seeks long-term growth of capital.

Primary Investment Strategies:

The Fund primarily invests in common stocks of companies with small market capitalizations ("small-cap stocks") which have above-average growth potential ("growth stocks"). The Fund looks for companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation, or new technology, or are experiencing some other "special situation" which makes their stocks have attractive growth potential. These companies often offer greater growth potential than larger, more established companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Primary Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|_| First, small-cap stocks carry more market risk than large-cap stocks, because small-cap companies are often in the early stages of development, dependent on a small number of products or services, lack substantial financial resources, and lack predictable earnings. Small-cap stocks also tend to be less liquid and to experience sharper price fluctuations than stocks of companies with large capitalizations. These fluctuations can be substantial.

|_| Second, growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

|_| Third, stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE SPECIAL SITUATIONS FUND?

The Special Situations Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o   Are seeking significant growth of capital,

o   Are willing to accept a high degree of market volatility, and

o   Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Special Situations Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE SPECIAL SITUATIONS FUND PERFORMED?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last ten calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown. Average annual returns assume reinvestment of dividends and distributions, if any.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIALS.]

1991            50.47%
1992            17.26%
1993            20.52%
1994            -3.66%
1995            23.92%
1996            11.56%
1997            16.15%
1998             1.53%
1999            27.45%
2000            -0.73%

During the periods shown, the highest quarterly return was 26.30% (for the quarter ended december 31, 1998) and the lowest quarterly return was -23.05% (For the Quarter Ended September 30, 1998). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Russell 2000 Index. This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The Russell 2000 Index is an unmanaged index generally representative of the U.S. market for small-cap stocks. The Russell 2000 Index does not take into account fees and expenses that an investor would incur in holding the securities in the Russell 2000 Index. If it did so, the returns would be lower than those shown.

--------------------------------------------------------------------------------
                                                   INCEPTION         INCEPTION
                      1 YEAR*       5 YEARS*     CLASS A SHARES   CLASS B SHARES
                                                   (9/18/90)         (1/12/95)
--------------------------------------------------------------------------------

CLASS A SHARES        -6.94%         9.30%           14.76%              N/A

CLASS B SHARES        -5.37%         9.67%             N/A             12.06%

RUSSELL 2000 INDEX    -2.92%         10.31%          14.63%            13.13%


*THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

WHAT ARE THE FEES AND EXPENSES OF THE SPECIAL SITUATIONS FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A SHARES  CLASS B SHARES

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                  6.25%             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                           None*             4.0%**

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER 8 YEARS.


Annual Fund operating expenses
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  Distribution
                                  and Service                 Total Annual
                  Management      (12b-1)       Other         Fund Operating                          Net
                  Fees (1)        Fees(2)       Expenses      Expenses(3)        Fee Waiver (1)    Expenses(3)
                  --------------------------------------------------------------------------------------------

Class A Shares    0.94%            0.30%         0.36%           1.60%              0.19%             1.41%

Class B Shares    0.94%           1.00%          0.36%           2.30%              0.19%             2.11%

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2001.

(2) BECAUSE THE FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

(3) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                        One Year      Three Years       Five Years       Ten Years


If you redeem your shares:
Class A Shares                            $760           $1,081          $1,425            $2,391
Class B Shares                            $614           $1,000          $1,413            $2,446*
----------------------------------------------------------------------------------------------------
If you do not redeem your shares:
Class A Shares                           $760            $1,081          $1,425            $2,391
Class B Shares                           $214             $ 700          $1,213            $2,446*


*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE SPECIAL SITUATIONS FUND IN DETAIL

WHAT ARE THE SPECIAL SITUATIONS FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund invests at least 65% of its total assets in common stocks of small-cap companies which have above-average growth potential. The Fund defines small-cap stocks as those with market capitalizations which fall within the range of those of companies in the Standard and Poor's 600 Small-Cap Index ("S&P 600 Small-Cap Index"). As of September 30, 2000, the market capitalizations of companies in the S&P 600 Small-Cap Index ranged from approximately $34 million and $6 billion. The market capitalizations of companies in the S&P 600 Small-Cap Index will change with market conditions.

The Fund looks for companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other "special situation" which makes their stocks have attractive growth potential. Because these companies tend to be smaller, their growth potential is ofter greater.

In selecting stocks, the Fund relies on fundamental research. It first screens potential investments to identify those that meet the Fund's definition of small-cap stocks and have attractive growth prospects due to some special situation. It then analyzes these stocks, looking for companies that have one or more of the following characteristics: improving business fundamentals, strong market shares for their products or services, and strong management . The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations, appreciates in value to the point that it is no longer a small-cap stock, or becomes fully valued by the market .

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies. The Fund's investments in securities of foreign companies are generally limited to those which are denominated in U.S. dollars and listed and traded on a U.S. securities exchange or the NASDAQ, either directly or through depository receipts.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Special Situations Fund:

Market Risk:

Because the Fund primarily invests in common stocks, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap Risk:

The market risk associated with small-cap stocks is greater than that associated with larger-cap stocks. Small-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-cap companies are often in the early stages of their development and dependent on a small number of products or services. These companies are also likely to have limited financial resources, a small, inexperienced management group, and an uncertain outlook.

Stocks of small-cap companies often are not as broadly traded as those of larger-cap companies and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Other Risks:

While the Fund generally attempts to invest in small-cap stocks with market capitalizations which fall within the range of those of companies in the S&P 600 Small-Cap Index, it is not an index fund. The Fund may hold securities other than those in the S&P 600 Small-Cap Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

WHO MANAGES THE SPECIAL SITUATIONS FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. It served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.9 billion, as of January 12, 2001. FIMCO is responsible for supervising all aspects of the Fund's operations. For the fiscal year ended September 30, 2000, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of waiver.

The Fund is co-managed by Patricia D. Poitra, Director of Equities, and David A. Hanover. Ms. Poitra also is responsible for the management of certain other First Investors Funds. Ms. Poitra joined FIMCO in 1985 as a Senior Equity Analyst. Ms. Poitra has been Director of Equities at FIMCO since October 1994. From 1997 to August 1998, Mr. Hanover was a Portfolio Manager and Analyst at Heritage Investors Management Corporation. From 1994 to 1996, Mr. Hanover was Co-Portfolio Manager and Analyst at Psagot Mutual Funds and in 1993 he was an International Equity Investments Summer Associate at Howard Hughes Medical Institute.

BUYING AND SELLING SHARES

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E. T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000 to open a non-retirement Fund account. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.


                                 CLASS A SHARES
--------------------------------------------------------------------------------
YOUR INVESTMENT                         SALES CHARGE AS A PERCENTAGE OF
                                   OFFERING PRICE        NET AMOUNT INVESTED

Less than $25,000                      6.25%                   6.67%
$25,000-$49,999                        5.75                    6.10
$50,000-$99,999                        5.50                    5.82
$100,000-$249,999                      4.50                    4.71
$250,000-$499,999                      3.50                    3.63
$500,000-$999,999                      2.50                    2.56
$1,000,000 or more                       0*                      0*

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                 CLASS B SHARES
--------------------------------------------------------------------------------
YEAR OF REDEMPTION                    CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                            OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                           4%
Within the 3rd or 4th year                           3
In the 5th year                                      2
In the 6th year                                      1
Within the 7th year and 8th year                     0

--------------------------------------------------------------------------------

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule12b-1 fees may cost you more over time than paying other types of sales charges.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by:

|_| Contacting your Representative who will place a redemption order for you;

|_| Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

|_| Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

|_| Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

ACCOUNT POLICIES

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income and net realized capital gains, the Fund will declare and pay dividends from net investment income and will distribute any net realized capital gains on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

SPECIAL SITUATIONS FUND



PER SHARE DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                  Income from Investment Operations              Less Distributions from

                 Net Asset   Net           Net Realized                                                                  Net Asset
                  Value at   Investment    and Unrealized      Total from    Net           Net                           Value at
                 Beginning   Income        Gain (Loss) on      Investment    Investment    Realized      Total           End of
                 of Period   (Loss)        Investments         Operations    Income        Gains         Distributions   Period
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
1995(h)           16.43      (.01)             3.94              3.93           --          .73             .73            19.63

1996(h)           19.63      (.01)             2.28              2.27           --         1.17             1.17           20.73

1997(h)           20.73      (.09)             3.44              3.35           --         1.90             1.90           22.18

1998(a)           22.18      (.05)            (4.30)            (4.35)          --           --               --           17.83

1999(f)           17.83      (.22)             5.79              5.57           --           --               --           23.40

2000(f)           23.40      (.18)             9.81              9.63           --         1.21             1.21           31.82


CLASS B

1995(b)          $16.40     $(.01)            $3.85             $3.84           $--         $.73            $.73          $19.51

1996(h)           19.51      (.14)             2.25              2.11           --          1.17            1.17           20.45

1997(h)           20.45      (.15)             3.29              3.14           --          1.90            1.90           21.69

1998(a)           21.69      (.13)            (4.22)            (4.35)          --            --              --           17.34

1999(f)           17.34      (.36)             5.64              5.28           --            --              --           22.62

2000(f)           22.62      (.33)             9.38              9.05           --          1.21            1.21           30.46


------------------------------------------------------------------------------------------------------------------------------------


+   Annualized.
++ Net of expenses waived or assumed by the investment advisor.
* Calculated without sales charge.
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period January 12, 1995 (date class B shares first offered) to December 31, 1995.
(f) For the fiscal year ended September 30.
(h) For the calendar year ended December 31.


                                                            RATIOS/SUPPLEMENTAL DATA

-------------------------------------------------------------------------------------------------------------------------
                                               Ratio to Average Net      Ratio to Average Net
                                                      Assets++          Assets++ Before Expenses
                                                                           Waived or Assumed

                                                                Net                       Net        Portfolio
                   Total     Net Assets at                  Investment                Investment     Turnover
                  Return*     End of Period    Expenses       Income     Expenses       Income         Rate
                   (%)        (in millions)       (%)          (%)          (%)          (%)            (%)
-------------------------------------------------------------------------------------------------------------------------

CLASS A

1995(h)           23.92           125            1.60         (.08)         1.85          (.33)          80

1996(h)           11.56           158            1.59         (.13)         1.84          (.38)          99

1997(h)           16.15           194            1.53         (.45)         1.78          (.70)          84

1998(a)          (19.61)          160            1.53+        (.32)+        1.75+         (.54)+         70

1999(f)           31.24           186            1.53         (.97)         1.76         (1.20)         132

2000(f)           43.07           276            1.41         (.68)         1.60          (.87)         161


CLASS B

1995(b)            23.42       $    5            2.33+        (.81)+        2.59+        (1.07)+         80

1996(h)            10.81           10            2.38         (.92)         2.55         (1.09)          99

1997(h)            15.34           17            2.23         (1.15)        2.48         (1.40)          84

1998(a)           (20.06)          15            2.23+        (1.02)+       2.45+        (1.24)+         70

1999(f)            30.45           20            2.23         (1.67)        2.46         (1.90)         132

2000(f)            41.94           34            2.11         (1.38)        2.30         (1.57)         161




[GRAPHIC] First Investors

SPECIAL SITUATIONS FUND

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of
Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The shareholder manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

You can get free copies of the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO: FIRST INVESTORS SPECIAL SITUATIONS FUND
811-5690)

[GRAPHIC] First Investors

TOTAL RETURN FUND


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus is
JANUARY 26, 2001

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

[GRAPHIC] First Investors


Contents

OVERVIEW OF THE TOTAL RETURN FUND
What is the Total Return Fund?.......................................4
     Objective.......................................................4
     Primary Investment Strategies...................................4
     Primary Risks...................................................4
Who should consider buying the Total Return Fund?....................4
How has the Total Return Fund performed?.............................5
What are the fees and expenses of the Total Return Fund?.............6

THE TOTAL RETURN FUND IN DETAIL
What are the Total Return Fund's objective,
principal investment strategies and principal risks?.................7
Who manages the Total Return Fund?...................................9

BUYING AND SELLING SHARES
How and when does the Fund price its shares?........................10
How do I buy shares?................................................10
Which class of shares is best for me?...............................11
How do I sell shares?...............................................13
Can I exchange my shares for the shares of other
First Investors Funds?..............................................13

ACCOUNT POLICIES
What about dividends and capital gain distributions?................14
What about taxes?...................................................14
How do I obtain a complete explanation of all account
privileges and policies?............................................15

FINANCIAL HIGHLIGHTS  ..............................................15

OVERVIEW OF THE TOTAL RETURN FUND

WHAT IS THE
TOTAL RETURN FUND?

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Primary Investment Strategies:

The Fund allocates its assets among stocks, bonds and money market instruments based upon its views on market conditions, the relative values of these asset classes, and economic trends. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust the asset allocations. Once the target allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. The Fund decides how to invest the assets allocated to bonds by first considering the outlook for the economy and interest rates and thereafter the financial strength of particular issuers. The Fund may invest in investment grade or below investment grade bonds ("high yield" or "junk bonds") depending on its view of the economy. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Primary Risks:

While a diversified portfolio of stocks, bonds and money market instruments is generally regarded as having less risk than a portfolio invested exclusively in stocks, it is nevertheless subject to market risk. Both stocks and bonds fluctuate not only as a result of company-specific developments but also with market conditions, economic cycles, and interest rates. High yield bonds provide a higher yield but fluctuate more than investment grade bonds because of their speculative nature and their potential lack of liquidity. There are times when the value of bonds and stocks may decline simultaneously, such as when interest rates rise. The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE TOTAL RETURN FUND?

The Total Return Fund may be used as a core holding of an investment portfolio. While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand-alone investment by an investor who does not want to make his or her own asset allocation decisions. It may be appropriate for you if you:

|_| Are seeking total return,

|_| Are willing to accept a moderate degree of market volatility, and

|_| Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE TOTAL RETURN FUND PERFORMED?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last ten calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown. Annual returns assume reinvestment of dividends and distributions, if any.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIALS.]

1991            21.51%
1992            -1.00%
1993             7.18%
1994            -3.45%
1995            26.71%
1996            10.62%
1997            18.08%
1998            16.20%
1999            13.59%
2000             1.59%

During the periods shown, the highest quarterly return was 12.99% (for the quarter ended December 31, 1999) and the lowest quarterly return was -4.95% (for the quarter ended March 31, 1992). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Lehman Brothers Government/Corporate Bond Index ("Government/Corporate Bond Index"). This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The S&P 500 Index is an unmanaged index consisting of the stocks of large-sized U.S. and foreign companies. The Government/Corporate Bond Index is an index which includes Treasury obligations, obligations of U.S. agencies, and investment grade corporate bonds. The indexes do not take into account fees and expenses that an investor would incur in holding the securities in the indexes. If they did so, the returns would be lower than those shown.

--------------------------------------------------------------------------------
                                                               INCEPTION
                        1 YEAR*     5 YEARS*   10 YEARS*     CLASS B SHARES
                                                               (1/12/95)
--------------------------------------------------------------------------------
CLASS A SHARES           -4.75%      10.43%      9.99%            N/A

CLASS B SHARES           -3.04%      10.83%       N/A            13.39%

S&P 500 INDEX            -9.11%      18.15%     17.43%           21.31%

GOVERNMENT/CORPORATE
BOND INDEX               11.85%       6.24%      8.01%            8.30%**

--------------------------------------------------------------------------------
*THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
**THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 1/1/95 TO 12/31/00.

WHAT ARE THE FEES AND EXPENSES OF THE TOTAL RETURN FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A SHARES  CLASS B SHARES
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of offerring price)                  6.25%            None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                            None*            4.0%**

--------------------------------------------------------------------------------
*A CONTINGENT DEFERRED SALES CHARGE OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER 8 YEARS.


Annual Fund operating expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    Distribution
                                    and Service                    Total Annual
                    Management      (12b-1)          Other         Fund Operating                          Net
                    Fees (1)        Fees(2)          Expenses      Expenses(3)        Fee Waiver (1)    Expenses(3)
                    ----------------------------------------------------------------------------------------------------------------
CLASS A SHARES       1.00%            0.30%           0.28%           1.58%              0.25%            1.33%
                    ----------------------------------------------------------------------------------------------------------------
CLASS B SHARES       1.00%            1.00%           0.28%           2.28%              0.25%            2.03%

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2001.

(2) BECAUSE THE FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

(3) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and 3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                        One Year       Three Years      Five Years       Ten Years

If you redeem your shares:
Class A Shares                            $752           $1,070           $1,410          $2,366
Class B Shares                            $606             $988           $1,397          $2,420*
----------------------------------------------------------------------------------------------------
If you do not redeem your shares:
Class A Shares                            $752           $1,070            $1,410          $2,366
Class B Shares                            $206             $688            $1,197          $2,420*

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE TOTAL RETURN FUND IN DETAIL

WHAT ARE THE TOTAL RETURN FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:

The Fund allocates its assets among stocks, bonds, and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust its asset allocations based upon its views on market conditions, the relative values of the asset classes and economic trends.

Once the asset allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. In selecting stocks, the Fund looks for companies that have a mix of strong management, solid financial condition, and above-average earnings growth potential.

Once the target allocation for bonds has been set, the Fund determines how this percentage should be allocated among different types of bonds. Depending upon the outlook for the economy and interest rates, the Fund may decide to invest in Treasury bonds, mortgaged-backed securities, investment grade corporate bonds, high yield corporate bonds, or a combination of different types of bonds.

The duration of the bond portion of the portfolio would be determined by the interest rate outlook. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life.

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies. The Fund's investments in securities of foreign companies are generally limited to those which are denominated in U.S. dollars and listed and traded on a U.S. securities exchange or the NASDAQ, either directly or through depository receipts.

The Fund sells a security if its fundamentals have deteriorated or if it is necessary to rebalance the portfolio. The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Total Return Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. High yield bonds behave like bonds at times and like stocks at times. Like other bonds, high yield bonds tend to decline in value when interest rates rise. Like stocks, however, high yield bonds generally decline in value when the economy deteriorates.

While stocks and bonds may react differently to economic events, and thereby provide a more balanced return, there are times when stocks and bonds both may decline in value simultaneously. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

Asset Allocation Risk:

The Fund may allocate assets to investment classes which underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

Prepayment and Extension Risk:

Because the Fund invests in mortgage-backed securities, it is subject to prepayment risk. When interest rates decline, homeowners tend to refinance their mortgages. When this occurs, investors in mortgaged-backed securities not only lose the benefit of the higher yielding underlying mortgages that are being prepaid but they must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price. Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are bonds that are below investment grade or are unrated. Investment grade bonds are those that are rated among the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group. High Yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Investment Risk:

Foreign investments involve additional risks, including currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

WHO MANAGES THE TOTAL RETURN FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. FIMCO has been an investment adviser to the First Investors Family of Mutual Funds since 1965. It served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.9 billion as of January 12, 2001. FIMCO is responsible for supervising all aspects of the Fund's operations and determines the Fund's portfolio transactions. For the fiscal year ended September 30, 2000, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of waiver.

The Fund is managed by a team of portfolio managers.

BUYING AND SELLING SHARES

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000 to open a non-retirement Fund account. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                 CLASS A SHARES

YOUR INVESTMENT                         SALES CHARGE AS A PERCENTAGE OF
                                   OFFERING PRICE        NET AMOUNT INVESTED

Less than $25,000                      6.25%                  6.67%
$25,000-$49,999                        5.75                   6.10
$50,000-$99,999                        5.50                   5.82
$100,000-$249,999                      4.50                   4.71
$250,000-$499,999                      3.50                   3.63
$500,000-$999,999                      2.50                   2.56
$1,000,000 or more                        0*                     0*

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.



                                 CLASS B SHARES
--------------------------------------------------------------------------------
YEAR OF REDEMPTION                    CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                               OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                              4%
Within the 3rd or 4th year                              3
In the 5th year                                         2
In the 6th year                                         1
Within the 7th year and 8th year                        0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by:

|_| Contacting your Representative who will place a redemption order for you;

|_| Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

|_| Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

|_| Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account fails below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

ACCOUNT POLICIES

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay dividends from net investment income on a quarterly basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

TOTAL RETURN FUND



PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------------------
                                Income from Investment Operations              Less Distributions from

              Net Asset     Net           Net Realized                                                                  Net Asset
               Value at     Investment    and Unrealized      Total from    Net           Net                           Value at
              Beginning     Income        Gain (Loss) on      Investment    Investment    Realized      Total           End of
              of Period     (Loss)        Investments         Operations    Income        Gains         Distributions   Period
------------------------------------------------------------------------------------------------------------------------------------
CLASS A

1995(h)         $10.89      $.39             $2.50             $2.89        $.37           $.44           $.81          $12.97

1996(h)          12.97       .39               .97              1.36         .41           1.12           1.53           12.80

1997(h)          12.80       .26              2.04              2.30         .28           1.08           1.36           13.74

1998(a)          13.74       .23               .43               .66         .13             --            .13           14.27

1999(f)          14.27       .29              1.26              1.55         .30           1.18           1.48           14.34

2000(f)          14.34       .31              2.29              2.60         .27            .40            .67           16.27

CLASS B

1995(b)         $10.90      $.25             $2.54             $2.79        $.33           $.44           $.77          $12.92

1996(h)          12.92       .32               .94              1.26         .34           1.12           1.46           12.72

1997(h)          12.72       .21              1.97              2.18         .19           1.08           1.27           13.63

1998(a)          13.63       .17               .41               .58         .08             --            .08           14.13

1999(f)          14.13       .21              1.22              1.43         .21           1.18           1.39           14.17

2000(f)          14.17       .21              2.24              2.45         .17            .40            .57           16.05


-----------------------------------------------------------------------------------------------------------------------------------
+   Annualized.
++ Net of expenses waived or assumed by the investment advisor.
* Calculated without sales charges.
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period January 12, 1995 (date class B shares first offered) to December 31, 1995.
(f) For the fiscal year ended September 30.
(h) For the calendar year ended December 31.

                TOTAL      RATIOS/SUPPLEMENTAL DATA
                RETURN
-------------------------------------------------------------------------------------------------------------
                                               Ratio to Average         Ratio to Average Net
                                                 Net Assets++         Assets++ Before Expenses
                                                                         Waived or Assumed

                                                             Net                       Net         Portfolio
                Total     Net Assets at                   Investment                Investment      Turnover
                Return*   End of Period     Expenses       Income      Expenses       Income         Rate
                 (%)      (in millions)       (%)           (%)          (%)           (%)            (%)
------------------------------------------------------------------------------------------------------------
CLASS A

1995(h)          26.71        $55             1.58           3.08        1.83          2.83          135

1996(h)          10.62         57             1.53           2.93        1.78          2.68          146

1997(h)          18.08         67             1.49           1.94        1.74          1.69          149

1998(a)           4.76         73             1.42+          2.15+       1.65+         1.92+         111

1999(f)          11.50         92             1.40           2.08        1.63          1.85          127

2000(f)          18.67        120             1.33           2.00        1.58          1.75          118


CLASS B

1995(b)          25.74       $0.3             2.41+          2.24+       2.67+         1.98+         135

1996(h)           9.86          1             2.32           2.14        2.49          1.97          146

1997(h)          17.24          3             2.19           1.24        2.44           .99          149

1998(a)           4.25          4             2.12+          1.45+       2.35+         1.22+         111

1999(f)          10.72          9             2.10           1.38        2.33          1.15          127

2000(f)          17.79         16             2.03           1.30        2.28          1.05          118


------------------------------------------------------------------------------------------------------------

[GRAPHIC] First Investors


TOTAL RETURN FUND

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of
Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO. FIRST INVESTORS TOTAL RETURN FUND 811-5690)

[GRAPHIC] First Investors

INVESTMENT GRADE FUND

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus is
JANUARY 26, 2001

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

[GRAPHIC] First Investors


Contents

OVERVIEW OF THE INVESTMENT GRADE FUND
What is the Investment Grade Fund?...................................4
     Objective.......................................................4
     Primary Investment Strategies...................................4
     Primary Risks...................................................4
Who should consider buying the Investment
Grade Fund?..........................................................4
How has the Investment Grade Fund performed?.........................5
What are the fees and expenses of the
Investment Grade Fund?...............................................6

THE INVESTMENT GRADE FUND IN DETAIL
What are the Investment Grade Fund's objective,
principal investment strategies and principal risks?.................8
Who manages the Investment Grade Fund?...............................9

BUYING AND SELLING SHARES
How and when does the Fund price its shares?........................10
How do I buy shares?................................................10
Which class of shares is best for me?...............................11
How do I sell shares?...............................................12
Can I exchange my shares for the shares of
other First Investors Funds?........................................13

ACCOUNT POLICIES
What about dividends and capital gain distributions?................14
What about taxes?...................................................14
How do I obtain a complete explanation of all account
privileges and policies?............................................15

FINANCIAL HIGHLIGHTS  ..............................................15

OVERVIEW OF THE INVESTMENT GRADE FUND

WHAT IS THE INVESTMENT GRADE FUND?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Primary Investment Strategies:

The Fund primarily invests in corporate bonds of U.S. companies that are rated in one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"). Such bonds are generally called "investment grade bonds." Investment grade bonds offer higher yields than Treasury securities of comparable maturities to compensate investors for the risk of default. While the Fund primarily invests in investment grade bonds, it may also invest to a limited extent in bonds rated below investment grade (commonly called "high yield bonds" or "junk bonds"). The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies. The Fund's investments in foreign companies are generally limited to bonds that are dollar-denominated and traded in the U.S. The Fund selects bonds primarily on the basis of its own research and investment analysis. The Fund also takes economic and interest rate outlooks into consideration when selecting investments.

Primary Risks:

There are two main risks of investing in the Fund: credit risk and interest rate risk. The Fund's share price will decline if one or more of its bond holdings is downgraded in rating, or one or more issuers suffers a default, or there is a concern about credit downgrades or defaults in general as a result of a deterioration in the economy as a whole. The Fund's share price will also decline as interest rates rise. Like all bonds, investment grade bonds tend to rise in price when interest rates decline, and decline in price when interest rates rise. High yield bonds are subject to greater credit risk but slightly less interest rate risk than investment grade bonds. High yield bonds are also subject to greater market fluctuation. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO SHOULD CONSIDER BUYING THE INVESTMENT GRADE FUND?

The Investment Grade Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|_| Are seeking an investment which offers current income and a moderate degree of credit risk,

|_| Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates, credit ratings, and the economy, and

|_| Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Investment Grade Fund is not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

HOW HAS THE INVESTMENT GRADE FUND PERFORMED?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart below shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown. Annual returns assume reinvestment of dividends and distributions, if any.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIALS.]

1992             7.83%
1993            11.82%
1994            -4.62%
1995            19.40%
1996             2.39%
1997             9.14%
1998             8.63%
1999            -2.89%
2000             8.77%

During the periods shown, the highest quarterly return was 6.71% (for the quarter ended June 30, 1995) and the lowest quarterly return was -4.01% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Lehman Brothers Corporate Bond Index ("Corporate Bond Index"). This table assumes that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The Corporate Bond Index includes all publicly issued, fixed rate, non-convertible investment grade dollar-denominated, corporate debt which have at least one year to maturity and an outstanding par value of at least $100 million. The Corporate Bond Index does not take into account fees and expenses that an investor would incur in holding the securities in the Corporate Bond Index. If it did so, the returns would be lower than those shown.

-----------------------------------------------------------------------------------------
                                                       INCEPTION           INCEPTION
                            1 YEAR*     5 YEARS*     CLASS A SHARES     CLASS B SHARES
                                                       (2/19/91)          (1/12/95)
-----------------------------------------------------------------------------------------
CLASS A SHARES               1.99%       3.75%           6.59%               N/A

CLASS B SHARES               3.94%       4.01%           N/A                6.43%

CORPORATE BOND INDEX         9.08%       5.74%           8.40%**            8.33%***
-----------------------------------------------------------------------------------------


*THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 2/1/91 TO 12/31/00. *** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 1/1/95 TO 12/31/00.

WHAT ARE THE FEES AND EXPENSES OF THE INVESTMENT GRADE FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A SHARES  CLASS B SHARES
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                 6.25%               None
--------------------------------------------------------------------------------

Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None*               4.0%**

--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER 8 YEARS.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  DISTRIBUTION
                                  AND SERVICE                     TOTAL ANNUAL       FEE WAIVER AND/OR     NET
                  MANAGEMENT        (12B-1)         OTHER        FUND OPERATING     EXPENSE ASSUMPTION   EXPENSES
                  FEES (1)          FEES(2)       EXPENSES(3)     EXPENSES(4)             (1),(3)           (4)

Class A Shares     0.75%             0.25%         0.30%             1.30%                 0.20%           1.10%
                  ------------------------------------------------------------------------------------
Class B Shares     0.75%             1.00%         0.30%             2.05%                 0.20%           1.85%

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.60% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.60% FOR FISCAL YEAR ENDING SEPTEMBER 30, 2001.

(2) THE MAXIMUM 12B-1 FEE PAYABLE BY THE FUND ON CLASS A SHARES IS 0.30%. BECAUSE THE FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

(3) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000, THE ADVISER ASSUMED FOR EACH CLASS OF SHARES OF THE FUND CERTAIN OTHER EXPENSES THAT WERE IN EXCESS OF 0.25%. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND TO ASSUME OTHER EXPENSES IN EXCESS OF 0.25% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2001.

(4) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                     ONE YEAR             THREE YEARS         FIVE YEARS           TEN YEARS
---------------------------------------------------------------------------------------------------------------
If you redeem your shares:
Class A Shares                         $730                 $993                $1,275              $2,078
Class B Shares                         $588                 $923                $1,285              $2,171*
---------------------------------------------------------------------------------------------------------------
If you do not redeem your shares:
Class A Shares                         $730                 $993                $1,275              $2,078
Class B Shares                         $188                 $623                $1,085              $2,171*
---------------------------------------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE INVESTMENT GRADE FUND IN DETAIL

WHAT ARE THE INVESTMENT GRADE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund invests at least 65% of its total assets in corporate bonds of companies that are rated investment grade by Moody's or S&P ("investment grade bonds"). These are bonds that are rated among the four highest ratings categories by Moody's or S&P. Investment grade bonds generally offer higher yields than Treasury securities of comparable maturities to compensate investors for the risk of default. While the Fund primarily invests in investment grade bonds, it may invest up to 10% of its total assets in bonds rated below investment grade (commonly called "high yield bonds" or "junk bonds"). The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies. The Fund's investments in foreign companies are generally limited to bonds that are dollar-denominated and traded in the U.S.

Although the Fund may diversify among the four investment grade ratings, it may emphasize bonds with higher ratings at times when the economy appears to be weakening and bonds with lower ratings when the economy appears to be improving. The Fund adjusts the average weighted maturity of the bonds in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it will attempt to buy bonds with longer maturities or sell bonds with shorter maturities. By contrast, if it believes interest rates are likely to rise, it will attempt to buy bonds with shorter maturities or sell bonds with longer maturities. The Fund also attempts to stay broadly diversified, but it may emphasize certain industries within a sector based on the outlook for interest rates, economic forecasts, and market conditions. The Fund may buy or sell Treasury securities instead of investment grade corporate bonds to adjust the Fund's average weighted maturity.

Although the Fund will consider ratings assigned by ratings services in selecting investments, it relies principally on its own research and investment analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, and management strength. The Fund will not necessarily sell an investment if its rating is reduced. The Fund usually will sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Fund:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

WHO MANAGES THE INVESTMENT GRADE FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. It served as investment adviser to 50 mutual funds or series of funds with total net assets of approximtely $5.9 billion as of January 12, 2001. FIMCO is responsible for supervising all aspects of the Fund's operations and determines the Fund's portfolio transactions. For the fiscal year ended September 30, 2000, FIMCO received advisory fees of 0.60% of the Fund's average daily net assets, net of waiver.

George V. Ganter and Clark D. Wagner serve as Co-Portfolio Managers of the Fund. Mr. Ganter and Mr. Wagner also individually manage certain other First Investors Funds. Mr. Ganter joined FIMCO in 1985 as a Senior Investment Analyst. Mr. Wagner has been Chief Investment Officer of FIMCO since 1992.

BUYING AND SELLING SHARES

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000 to open a non-retirement Fund account. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                 CLASS A SHARES
--------------------------------------------------------------------------------
YOUR INVESTMENT                         SALES CHARGE AS A PERCENTAGE OF
                                   OFFERING PRICE        NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $25,000                      6.25%                         6.67%
$25,000-$49,999                        5.75                          6.10
$50,000-$99,999                        5.50                          5.82
$100,000-$249,999                      4.50                          4.71
$250,000-$499,999                      3.50                          3.63
$500,000-$999,999                      2.50                          2.56
$1,000,000 or more                        0*                            0*


*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

-------------------------------------------------------------------------------

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.


                                 CLASS B SHARES
--------------------------------------------------------------------------------
YEAR OF REDEMPTION                    CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                            OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                            4%
Within the 3rd or 4th year                            3
In the 5th year                                       2
In the 6th year                                       1
Within the 7th year and 8th year                      0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an on-going basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by:

|_| Contacting your Representative who will place a redemption order for you;

|_| Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198;

|_| Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

|_| Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

ACCOUNT POLICIES

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

INVESTMENT GRADE FUND


Per Share Data

-----------------------------------------------------------------------------------------------------------------------------------
                             Income from Investment Operations               Less Distributions from

             Net Asset     Net           Net Realized                                                                  Net Asset
              Value at     Investment    and Unrealized      Total from    Net           Net                           Value at
             Beginning     Income        Gain (Loss) on      Investment    Investment    Realized      Total           End of
             of Period     (Loss)        Investments         Operations    Income        Gains         Distributions   Period
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
1995(d)          $9.24    $ .64            $1.10              $1.74          $.64         $--            $.64           $10.34

1996(d)          10.34      .62             (.39)               .23            62         .02             .64             9.93

1997(d)           9.93      .62              .25                .87           .61         .03             .64            10.16

1998(a)          10.16      .46              .36                .82           .45          --             .45            10.53

1999(e)          10.53      .57             (.79)              (.22)          .58         .07             .65             9.66

2000(e)           9.66      .60             (.14)               .46           .58         .01             .59             9.53


------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
1995(b)          $9.26     $.54            $1.10              $1.64          $.55         $--            $.55           $10.35

1996(d)          10.35      .55             (.39)               .16           .55         .02             .57             9.94

1997(d)           9.94      .55              .26                .81           .55         .03             .58            10.17

1998(a)          10.17      .41              .36                .77           .40          --             .40            10.54

1999(e)          10.54      .50             (.79)              (.29)          .51         .07             .58             9.67

2000(e)           9.67      .54             (.14)               .40           .52         .01             .53             9.54


------------------------------------------------------------------------------------------------------------------------------------
* Calculated without sales charges. + Annualized. ++ Net of expenses waived or assumed.
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period January 12, 1995 (date class B shares first offered) to
December 31, 1995.
(d) For the calendar year ended December 31.
(e) For the fiscal year ended September 30.



                                       16





INVESTMENT GRADE FUND (CONT'D)

               Total     Ratios/Supplemental Data
               Return
-----------------------------------------------------------------------------------------------------------
                                           Ratio to Average          Ratio to Average Net
                                               Net Assets++          Assets++ Before Expenses
                                                                        Waived or Assumed

                                                            Net                       Net        Portfolio
               Total     Net Assets at                  Investment                Investment     Turnover
              Return*     End of Period    Expenses       Income     Expenses       Income         Rate
               (%)        (in millions)       (%)          (%)          (%)          (%)            (%)
-----------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------
1995(d)        19.40          $50            1.10          6.43        1.43           6.10           27

1996(d)         2.39           46            1.11          5.96        1.42           5.65           22

1997(d)         9.14           45            1.11          6.18        1.43           5.86           34

1998(a)         8.29           50            1.10+         6.02+       1.40+          5.72+          49

1999(e)        (2.21)          49            1.10          5.70        1.38           5.42           18

2000(e)         5.03           47            1.10          6.36        1.35           6.11           62


-----------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------
1995(b)        18.08           $1            1.80+         5.73+       2.13+          5.40+          27

1996(d)         1.64            2            1.81          5.26        2.12           4.95           22

1997(d)         8.40            3            1.81          5.48        2.13           5.16           34

1998(a)         7.73            5            1.80+         5.32+       2.10+          5.02+          49

1999(e)        (2.90)           7            1.80          5.00        2.08           4.72           18

2000(e)         4.31            8            1.80          5.66        2.05           5.41           62

-----------------------------------------------------------------------------------------------------------



                                       17
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[GRAPHIC] First Investors

INVESTMENT GRADE

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of
Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO: FIRST INVESTORS INVESTMENT GRADE FUND 811-5690)


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